Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consisted of the following:

	December 31, 2017	December 31, 2016
Receivables from government agencies	161	150
Taxes and other government receivables	94	39
Advances	35	28
Prepayments	39	47
Loans and deposits	8	9
Interest receivable	6	4
Derivative instruments	41	2
Other current assets	41	32

Total	425	311